Commitments and contingencies - Outstanding signed commitments (Details) - Minera Yanacocha SRL and subsidiary [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Commitments and contingencies [Line Items]
Letters of guarantee outstanding, amount	$ 679,965	$ 639,027	$ 583,317
Scotiabank [member]
Disclosure of Commitments and contingencies [Line Items]
Letters of guarantee outstanding, amount	274,965	259,027	253,317
Pacfico Zurich [Member]
Disclosure of Commitments and contingencies [Line Items]
Letters of guarantee outstanding, amount	200,000	200,000	200,000
La Positiva [Member]
Disclosure of Commitments and contingencies [Line Items]
Letters of guarantee outstanding, amount	70,000	70,000	70,000
Rimac (Travelers) [Member]
Disclosure of Commitments and contingencies [Line Items]
Letters of guarantee outstanding, amount	60,000	60,000	$ 60,000
Santander [Member]
Disclosure of Commitments and contingencies [Line Items]
Letters of guarantee outstanding, amount	50,000	25,000
MUFG Bank [Member]
Disclosure of Commitments and contingencies [Line Items]
Letters of guarantee outstanding, amount	$ 25,000	$ 25,000